Lines of Credit Payable (Details Textual)	12 Months Ended
	Dec. 31, 2016 USD ($)	Mar. 13, 2017 USD ($)	Mar. 13, 2017 HKD	Dec. 31, 2016 HKD	Dec. 31, 2015 USD ($)
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 3,500,000				$ 57,582,000
Line Of Credit, Current	45,417,314				$ 41,908,984
Seng Heng And Seng Lung [Member]
Line of Credit Facility [Line Items]
Line Of Credit, Current	$ 40,400,000			HKD 312,000,000
Line of Credit Facility, Interest Rate During Period	1.50%
Subsequent Event [Member] | Seng Heng And Seng Lung [Member]
Line of Credit Facility [Line Items]
Line Of Credit, Current		$ 26,400,000	HKD 204,800,000